Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash at bank and on hand	$ 189,569	$ 208,083
Short-term bank deposits	434,078	950,996
Cash and Cash Equivalents	$ 623,647	$ 1,159,079